Expense Example {- Fidelity® Value Fund} - 10.31 Fidelity Value Fund Retail PRO-08 - Fidelity® Value Fund - Fidelity Value Fund-Retail Class	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978